Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other non financial assets [Abstract]
Disclosure of detailed information about other non financial assets [Text Block]
The Company maintained the following other non-financial assets:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,279,763	-	3,709,267	1,701
Advertising	8,467,220	7,436,606	8,940,821	5,372,024
Advances to suppliers	1,495,893	-	7,548,987	3,876
Prepaid expenses	1,138,498	885,281	1,069,839	1,510,785
Total advances	14,381,374	8,321,887	21,268,914	6,888,386
Guarantees paid	11,153	142,232	30,592	139,742
Consumables	462,362	-	481,494	-
Dividends receivable	423,669	-	614,591	-
Other	-	15,549	-	14,169
Total other assets	897,184	157,781	1,126,677	153,911
Total	15,278,558	8,479,668	22,395,591	7,042,297